ASSETS HELD FOR SALE - Acquisition of Eletroacre,Boa Vista & CERON (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
ASSETS HELD FOR SALE
Cash and cash equivalents		R$ 792,252	R$ 495,855	R$ 1,393,973	R$ 1,407,078
Loans and financing		1,482,907
Income tax and social contribution		1,874,475	1,086,367
Financial assets		57,885,123	55,087,059
PP&E		27,965,837	26,812,925	29,546,645	31,105,548
INTANGIBLE ASSETS, NET		749,762	761,739	935,151	1,365,371
TOTAL ASSETS		172,975,359	170,499,429
Borrowings.		45,121,791	45,620,428
Provision for Uncovered Liabilities		4,805,946
Retirement benefits		2,186,005	2,475,647
Provision for Onerous contracts		12,048	R$ 1,093,678	R$ 9,073	R$ 1,687
TOTAL LIABILITIES		4,805,946
Cepisa
ASSETS HELD FOR SALE
Cash and cash equivalents		11,547
Customers		682,826
Income tax and social contribution		27,401
Financial assets		854,482
PP&E		85,934
INTANGIBLE ASSETS, NET		49,066
Reimbursable assets		19,562
Other assets		617,906
TOTAL ASSETS		2,348,724
Suppliers		203,335
Borrowings.		2,322,825
Taxes and social contributions		269,221
Provisions for contingencies		169,613
AFAC		346,357
Other liabilities		434,648
TOTAL LIABILITIES		3,745,999
Ceron
ASSETS HELD FOR SALE
Cash and cash equivalents		18,532
Customers		284,384
Income tax and social contribution		29,507
Financial assets		1,198,009
PP&E		69,526
INTANGIBLE ASSETS, NET		23,390
Reimbursable assets		3,963,217
Other assets		419,517
TOTAL ASSETS		6,006,082
Suppliers		3,415,498
Borrowings.		1,365,157
Taxes and social contributions		77,016
Provisions for contingencies		261,876
Provision for Onerous contracts		167,257
Other liabilities		2,878,215
TOTAL LIABILITIES		8,165,019
Eletroacre
ASSETS HELD FOR SALE
Cash and cash equivalents		10,401
Customers		189,610
Income tax and social contribution		9,704
Financial assets		429,813
PP&E		34,040
INTANGIBLE ASSETS, NET		14,392
Reimbursable assets		304,530
Other assets		104,554
TOTAL ASSETS		1,097,044
Suppliers		519,003
Borrowings.		508,244
Taxes and social contributions		225,606
Provisions for contingencies		122,060
AFAC		77,115
Other liabilities		129,564
TOTAL LIABILITIES		1,581,592
Boa Vista
ASSETS HELD FOR SALE
Cash and cash equivalents		5,358
Customers		123,630
Income tax and social contribution		22,893
Financial assets		217,846
PP&E		26,708
INTANGIBLE ASSETS, NET		5,712
Reimbursable assets		289,250
Other assets		113,584
TOTAL ASSETS		804,981
Suppliers		969,416
Borrowings.		312,254
Taxes and social contributions		29,021
Provisions for contingencies		61,252
Provision for Onerous contracts		2,876
AFAC		89,975
Other liabilities		121,317
TOTAL LIABILITIES		1,586,111
Assets and liabilities not held for sale and eliminations
ASSETS HELD FOR SALE
Reimbursable assets		(4,421,820)
Other assets		(1,492,039)
TOTAL ASSETS		(5,913,859)
Suppliers		(548,881)
Borrowings.		(3,800,527)
Provision for Uncovered Liabilities		(4,805,946)
AFAC		(513,447)
Other liabilities		(2,585,196)
TOTAL LIABILITIES		(12,253,997)
Assets and liabilities classified as held for sale
ASSETS HELD FOR SALE
Cash and cash equivalents		45,838
Customers		1,280,450
Loans and financing		1,482,907
Income tax and social contribution		89,505
Financial assets		2,700,150
PP&E		216,208
INTANGIBLE ASSETS, NET		92,560
Reimbursable assets		154,739
Other assets		(236,478)
TOTAL ASSETS		5,825,879
Suppliers		4,558,371
Borrowings.		707,953
Taxes and social contributions		600,864
Provisions for contingencies		614,801
Provision for Onerous contracts		170,133
Other liabilities		978,548
TOTAL LIABILITIES		7,630,670
Assets and liabilities classified as held for sale | Disposal of subsidiary
ASSETS HELD FOR SALE
TOTAL ASSETS		R$ 1,482,907
Assets and liabilities classified as held for sale | Disposal of subsidiary | Ceron
ASSETS HELD FOR SALE
Cash and cash equivalents | $	$ 76,144
Customers | $	988,093
Income tax and social contribution | $	149,570
Court deposits | $	212,420
Financial assets | $	62,296
PP&E | $	44,983
INTANGIBLE ASSETS, NET | $	2,065,418
Reimbursable assets | $	650,065
Other assets | $	157,224
TOTAL ASSETS | $	4,406,213
Suppliers | $	1,467,436
Borrowings. | $	1,085,476
Taxes and social contributions | $	277,612
Provisions for contingencies | $	706,039
Provision for Onerous contracts | $	149,698
AFAC | $	669,729
Other liabilities | $	819,023
TOTAL LIABILITIES | $	$ 5,175,013